Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Receivable from related parties		$ 1,417
Prepaid expenses and advances to service providers	316	548
Receivable from government agencies	346	365
Other receivables	327	96
Total	$ 989	$ 2,426